SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

12.	SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2017	2016	2015
Obligation to issue shares for
intangible assets (Note 8)	$131,527	$192,946	$-
Shares issued for intangible assets	$401,432	$-	$-
Intangible assets in accounts payable	$25,000	$-	$-
and accrued liabilities
Interest paid	$-	$1,040	$-
Income taxes paid	$-	$20,693	$817,774

	December 31,	December 31,
	2017	2016
Cash and Cash Equivalents is comprised of:
Cash	$411,223	$375,799
Guaranteed investment certificates	-	1,936,480

	$411,223	$2,312,279